UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Colonial Asset Management, Inc.
Address:  359 S. Pine Street
          Spartanburg, SC 23902

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bert D. Barre
Title:    Executive VP and Chief Compliance Officer
Phone:    864-582-6434

Signature, Place, and Date of Signing:

      /s/ Bert D. Barre              Spartanburg, SC           February 8, 2013
      -----------------              ---------------           ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          105
                                         -----------

Form 13F Information Table Value Total:  $   266,518
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO                            COM              88579Y101       1,237      13,325 SH       Sole                 13,325
ABBOTT LABS                      COM              002824100       3,765      57,476 SH       Sole                 57,476
ACCENTURE PLC IRELAND            SHS CLASS A      G1151C101       2,843      42,750 SH       Sole                 42,750
AIR PRODS & CHEMS INC            COM              009158106       4,958      59,011 SH       Sole                 59,011
ALPS ETF TR                      ALERIAN MLP      00162Q866       4,428     277,600 SH       Sole                277,600
AMERICAN ELEC PWR INC            COM              025537101         352       8,255 SH       Sole                  8,255
APACHE CORP                      COM              037411105         850      10,830 SH       Sole                 10,830
APPLE INC                        COM              037833100      13,481      25,331 SH       Sole                 25,331
AT&T INC                         COM              00206r102       1,176      34,890 SH       Sole                 34,890
BANK OF AMERICA CORPORATION      COM              060505104         287      24,693 SH       Sole                 24,693
BARD C R INC                     COM              067383109       1,894      19,375 SH       Sole                 19,375
BB&T CORP                        COM              054937107       1,383      47,496 SH       Sole                 47,496
BERKSHIRE HATHAWAY INC DEL       CL B NEW         084670702         289       3,225 SH       Sole                  3,225
BLACKROCK INC                    COM              09247X101         295       1,425 SH       Sole                  1,425
BRISTOL MYERS SQUIBB CO          COM              110122108         267       8,202 SH       Sole                  8,202
CATERPILLAR INC DEL              COM              149123101       6,640      74,097 SH       Sole                 74,097
CHESAPEAKE GRANITE WASH TR       COM SH BEN INT   165185109         589      35,625 SH       Sole                 35,625
CHEVRON CORP NEW                 COM              166764100       1,932      17,863 SH       Sole                 17,863
CISCO SYS INC                    COM              17275r102       1,816      92,410 SH       Sole                 92,410
CLEAN HARBORS INC                COM              184496107       3,332      60,575 SH       Sole                 60,575
COCA COLA CO                     COM              191216100       6,964     192,115 SH       Sole                192,115
COLGATE PALMOLIVE CO             COM              194162103         821       7,858 SH       Sole                  7,858
CONOCOPHILLIPS                   COM              20825C104         493       8,495 SH       Sole                  8,495
CPFL ENERGIA S A                 SPONSORED ADR    126153105       1,374      65,573 SH       Sole                 65,573
DEERE & CO                       COM              244199105       3,535      40,907 SH       Sole                 40,907
DISNEY WALT CO                   COM DISNEY       254687106       5,619     112,854 SH       Sole                112,854
DOMINION RES INC VA NEW          COM              25746U109         295       5,700 SH       Sole                  5,700
DU PONT E I DE NEMOURS & CO      COM              263534109         282       6,260 SH       Sole                  6,260
DUKE ENERGY CORP NEW             COM NEW          26441C204       9,008     141,189 SH       Sole                141,189
E M C CORP MASS                  COM              268648102       1,529      60,450 SH       Sole                 60,450
ENERGY TRANSFER PRTNRS L P       UNIT LTD PARTN   29273r109         686      15,975 SH       Sole                 15,975
ENTERGY CORP NEW                 COM              29364g103       2,158      33,850 SH       Sole                 33,850
EXPRESS SCRIPTS HLDG CO          COM              30219G108       3,098      57,379 SH       Sole                 57,379
EXXON MOBIL CORP                 COM              30231G102      12,102     139,825 SH       Sole                139,825
FLOWSERVE CORP                   COM              34354p105       4,081      27,803 SH       Sole                 27,803
F M C CORP                       COM NEW          302491303       3,774      64,493 SH       Sole                 64,493
FREEPORT-MCMORAN COPPER & GO     COM              35671D857       3,645     106,587 SH       Sole                106,587
GALLAGHER ARTHUR J & CO          COM              363576109         576      16,610 SH       Sole                 16,610
GENERAL ELECTRIC CO              COM              369604103       5,254     250,288 SH       Sole                250,288
GENERAL MLS INC                  COM              370334104         372       9,200 SH       Sole                  9,200
GOLDMAN SACHS GROUP INC          COM              38141G104       1,497      11,733 SH       Sole                 11,733
GOOGLE INC                       CL A             38259p508       1,694       2,395 SH       Sole                  2,395
HALLIBURTON CO                   COM              406216101         881      25,386 SH       Sole                 25,386
HEALTH CARE REIT INC             COM              42217k106         526       8,575 SH       Sole                  8,575
HOSPITALITY PPTYS TR             COM SH BEN INT   44106m102       1,093      46,667 SH       Sole                 46,667
INTERNATIONAL BUSINESS MACHS     COM              459200101         471       2,458 SH       Sole                  2,458
ISHARES TR                       CORE S&P SCP ETF 464287804       1,312      16,797 SH       Sole                 16,797
ISHARES TR                       CORE S&P500 ETF  464287200       2,484      17,355 SH       Sole                 17,355
ISHARES TR                       CORE S&P MCP ETF 464287507       3,066      30,148 SH       Sole                 30,148
ISHARES TR                       DJ INTL SEL DIVD 464288448         295       8,768 SH       Sole                  8,768
ISHARES GOLD TRUST               ISHARES          464285105       1,393      85,595 SH       Sole                 85,595
ISHARES TR                       MSCI EAFE INDEX  464287465       1,689      29,708 SH       Sole                 29,708
ISHARES TR                       MSCI EMERG MKT   464287234       3,389      76,420 SH       Sole                 76,420
ISHARES TR                       RUSSELL 2000     464287655       1,178      13,966 SH       Sole                 13,966
ISHARES TR                       US PFD STK IDX   464288687       4,418     111,515 SH       Sole                111,515
ISHARES TR                       S&P 100 IDX FD   464287101         370       5,723 SH       Sole                  5,723
ISHARES SILVER TRUST             ISHARES          46428q109         566      19,275 SH       Sole                 19,275
ISHARES TR                       DJ SEL DIV INX   464287168         751      13,120 SH       Sole                 13,120
JOHNSON & JOHNSON                COM              478160104       9,020     128,669 SH       Sole                128,669
JPMORGAN CHASE & CO              COM              46625H100       3,255      74,024 SH       Sole                 74,024
KIMBERLY CLARK CORP              COM              494368103       2,178      25,799 SH       Sole                 25,799
KINDER MORGAN ENERGY PARTNER     UT LTD PARTNER   494550106       1,035      12,975 SH       Sole                 12,975
LEMAITRE VASCULAR INC            COM              525558201          83      14,407 SH       Sole                 14,407
LOWES COS INC                    COM              548661107         226       6,375 SH       Sole                  6,375
MCDONALDS CORP                   COM              580135101       2,889      32,753 SH       Sole                 32,753
MICROSOFT CORP                   COM              594918104       4,913     183,925 SH       Sole                183,925
NATIONAL OILWELL VARCO INC       COM              637071101       1,593      23,300 SH       Sole                 23,300
NEXTERA ENERGY INC               COM              65339f101         523       7,557 SH       Sole                  7,557
NIKE INC                         CL B             654106103       3,371      65,334 SH       Sole                 65,334
NORDSTROM INC                    COM              655664100       2,165      40,466 SH       Sole                 40,466
NORFOLK SOUTHERN CORP            COM              655844108       1,027      16,600 SH       Sole                 16,600
OCCIDENTAL PETE CORP DEL         COM              674599105       1,770      23,110 SH       Sole                 23,110
ORACLE CORP                      COM              68389X105       1,971      59,164 SH       Sole                 59,164
PEPSICO INC                      COM              713448108       6,363      92,980 SH       Sole                 92,980
PFIZER INC                       COM              717081103         252      10,038 SH       Sole                 10,038
PHILLIPS 66                      COM              718546104         240       4,522 SH       Sole                  4,522
PIEDMONT NAT GAS INC             COM              720186105         457      14,582 SH       Sole                 14,582
PLUM CREEK TIMBER CO INC         COM              729251108       1,794      40,425 SH       Sole                 40,425
PNC FINL SVCS GROUP INC          COM              693475105       1,453      24,925 SH       Sole                 24,925
PROCTER & GAMBLE CO              COM              742718109       8,785     129,395 SH       Sole                129,395
QUALCOMM INC                     COM              747525103       1,491      24,100 SH       Sole                 24,100
REALTY INCOME CORP               COM              756109104       1,632      40,594 SH       Sole                 40,594
REGIONS FINL CORP NEW            COM              7591ep100         256      35,858 SH       Sole                 35,858
SCANA CORP NEW                   COM              80589m102         879      19,257 SH       Sole                 19,257
SCHLUMBERGER LTD                 COM              806857108       5,098      73,565 SH       Sole                 73,565
SEMPRA ENERGY                    COM              816851109       3,839      54,113 SH       Sole                 54,113
SOUTHERN CO                      COM              842587107       2,256      52,695 SH       Sole                 52,695
SPDR GOLD TRUST                  GOLD SHS         78463V107       6,689      41,286 SH       Sole                 41,286
SPECTRA ENERGY CORP              COM              847560109       1,000      36,526 SH       Sole                 36,526
STRYKER CORP                     COM              863667101       1,106      20,180 SH       Sole                 20,180
SYNOVUS FINL CORP                COM              87161c105         122      49,655 SH       Sole                 49,655
TERADATA CORP DEL                COM              88076w103         511       8,250 SH       Sole                  8,250
TEVA PHARMACEUTICAL INDS LTD     ADR              881624209       2,745      73,519 SH       Sole                 73,519
TOTAL SYS SVCS INC               COM              891906109         300      13,985 SH       Sole                 13,985
UNION PAC CORP                   COM              907818108       5,198      41,347 SH       Sole                 41,347
UNITED PARCEL SERVICE INC        CL B             911312106         422       5,720 SH       Sole                  5,720
UNITED TECHNOLOGIES CORP         COM              913017109       5,029      61,323 SH       Sole                 61,323
VANGUARD INTL EQUITY INDEX F     ALLWRLD EX US    922042775       2,250      49,173 SH       Sole                 49,173
VERIZON COMMUNICATIONS INC       COM              92343V104       5,468     126,358 SH       Sole                126,358
VISA INC                         COM CL A         92826c839       3,608      23,806 SH       Sole                 23,806
WAL-MART STORES INC              COM              931142103       3,161      46,325 SH       Sole                 46,325
WALGREEN CO                      COM              931422109         686      18,525 SH       Sole                 18,525
YUM BRANDS INC                   COM              988498101       6,248      94,097 SH       Sole                 94,097
DIAGEO P L C                     SPON ADR NEW     25243Q205       5,145      44,137 SH       Sole                 44,137
POTASH CORP SASK INC             COM              73755l107       1,463      35,956 SH       Sole                 35,956